As filed with the Securities and Exchange Commission on March 31, 2017
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT			VALUE†

Loan Assignments(a) 11.4%

Aerospace & Defense 0.6%
	$139,801	B/E Aerospace, Inc., First Lien Term Loan B, 4.00%, due 12/16/21	$140,290
	1,418,552	Transdigm Inc., First Lien Term Loan F, 3.77%, due 6/9/23	1,414,367	(b)(c)
			1,554,657
Air Transport 0.1%
	360,438	American Airlines Inc., First Lien Term Loan B1, 3.28%, due 6/27/20	362,240

All Telecom 0.8%
	609,975	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	599,990
	337,639	Level 3 Financing, Inc., First Lien Term Loan B2, 3.51%, due 5/31/22	340,664
		Syniverse Technologies
	678,405	First Lien Term Loan, 4.00%, due 4/23/19	608,529
	595,000	First Lien Term Loan, 4.00%, due 4/23/19	534,388
			2,083,571
Business Equipment & Services 1.7%
	1,635,000	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	1,585,950
	1,212,839	First Data Corporation, First Lien Term Loan, 3.78%, due 7/10/22	1,220,929
	868,767	Presidio, First Lien Term Loan, 4.50%, due 2/2/22	877,185
	775,000	Servicemaster Company, First Lien Term Loan B, 3.28%, due 11/8/23	778,550
			4,462,614
Cable & Satellite Television 0.6%
	1,106,638	Charter Communications Operating LLC, First Lien Term Loan I, 3.03%, due 1/15/24	1,110,168
	448,662	Neptune Finco Corp., First Lien Term Loan B, 3.77%, due 10/11/24	451,465
			1,561,633
Containers & Glass Products 0.8%
	2,084,443	Reynolds Group, First Lien Term Loan, 4.25%, due 2/5/23	2,089,446	(b)(c)

Drugs 0.2%
	412,514	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	414,502
Electronics - Electrical 0.3%
	805,000	Rackspace Hosting Inc., First Lien Term Loan B, 5.00%, due 11/3/23	811,327

Equipment Leasing 0.4%
	975,000	Avolon, First Lien Term Loan B, due 1/19/22	987,539	(b)(c)

Food Service 0.2%
	567,179	Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/12/21	572,284

Health Care 0.9%
	735,000	Envision Healthcare, First Lien Term Loan B, 4.00%, due 12/1/23	742,122
	408,761	Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	414,467
		Team Health, Inc.
	401,578	First Lien Term Loan B, 3.78%, due 11/23/22	400,073	(b)(c)
	835,000	First Lien Term Loan B, due 1/12/24	833,438	(b)(c)
			2,390,100
Leisure Goods - Activities - Movies 0.2%
	462,455	Match Group Inc., First Lien Term Loan B, 4.20%, due 11/16/22	469,392

Lodging & Casinos 2.3%
	199,500	Boyd Gaming Corporation, First Lien Term Loan B2, 3.78%, due 9/15/23	201,557
	2,540,000	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.50%, due 12/4/20	2,724,150	(d)
	623,438	Extended Stay, First Lien Term Loan B, 3.77%, due 8/30/23	625,663
	195,000	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 11/21/23	197,377
	849,600	Hilton Worldwide, First Lien Term Loan B2, 3.27%, due 10/25/23	857,229	(b)(c)
	426,775	MGM Growth Properties, First Lien Term Loan B, 3.52%, due 4/25/23	430,206

	$633,148	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/23/22	$637,105
	219,116	Station Casinos, First Lien Term Loan B, 3.77%, due 6/8/23	219,802	(b)(c)
			5,893,089
Oil & Gas 0.1%
	260,279	Energy Transfer Equity, First Lien Term Loan B, 3.39%, due 12/2/19	260,084

Radio & Television 0.4%
	306,115	Sinclair Broadcasting, First Lien Term Loan B2, 3.03%, due 1/3/24	306,498
		Univision Communications Inc.
	104,075	First Lien Term Loan C3, 4.00%, due 3/1/20	104,179
	668,869	First Lien Term Loan C4, 4.00%, due 3/1/20	670,354
			1,081,031
Retailers (except food & drug) 1.2%
		Bass Pro Shops
	404,042	First Lien Term Loan B1, 4.02%, due 6/5/20	402,276
	1,230,000	First Lien Term Loan B, 5.97%, due 12/16/23	1,190,984
	665,000	BJS Wholesale Club Inc., First Lien Term Loan B, 4.75%, due 1/27/24	663,131
	254,025	JC Penney Co., First Lien Term Loan B, 5.25%, due 6/23/23	253,629
	537,266	PetSmart, Inc., First Lien Term Loan B, 4.00%, due 3/10/22	532,135
			3,042,155
Utilities 0.6%
		Calpine Corp.
	893,357	First Lien Term Loan B6, 4.00%, due 1/15/23	898,163
	207,368	First Lien Term Loan B5, 3.75%, due 1/15/24	208,297
		Dynegy Holdings Inc.
	259,769	First Lien Term Loan B2, 4.00%, due 4/23/20	259,769	(b)(c)
	90,000	First Lien Term Loan C, due 6/27/23	90,593	(b)(c)
	255,000	Texas Competitive, First Lien Term Loan B2, 4.02%, due 12/12/23	257,550
			1,714,372
		Total Loan Assignments (Cost $29,519,081)	29,750,036
Corporate Bonds 130.2%

Advertising 1.4%
	375,000	Clear Channel Worldwide Holdings, Inc., Ser. B, 7.63%, due 3/15/20	375,938
	290,000	Lamar Media Corp., 5.75%, due 2/1/26	307,400
	3,010,000	Nielsen Finance LLC, 5.00%, due 4/15/22	3,062,675	(e)
			3,746,013
Auto Parts & Equipment 0.5%
		IHO Verwaltungs GmbH
	310,000	4.13% Cash/4.88% PIK, due 9/15/21	312,000	(e)(f)
	315,000	4.50% Cash/5.25% PIK, due 9/15/23	311,850	(e)(f)
	540,000	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	562,680	(e)
			1,186,530
Banking 6.2%
		Ally Financial, Inc.
	2,310,000	5.50%, due 2/15/17	2,312,310
	1,530,000	3.60%, due 5/21/18	1,552,950
	2,915,000	8.00%, due 3/15/20	3,314,909	(g)
		CIT Group, Inc.
	795,000	5.25%, due 3/15/18	821,632
	1,830,000	6.63%, due 4/1/18	1,922,415	(e)
	5,155,000	5.00%, due 5/15/18	5,232,428	(e)
	365,000	5.50%, due 2/15/19	384,009	(e)
	525,000	5.00%, due 8/15/22	549,938
			16,090,591
Building & Construction 2.2%
		CalAtlantic Group, Inc.
	$490,000	8.38%, due 1/15/21	$570,850
	570,000	5.38%, due 10/1/22	590,662
	445,000	5.25%, due 6/1/26	441,663
		Lennar Corp.
	1,140,000	4.75%, due 12/15/17	1,157,100
	1,415,000	4.75%, due 11/15/22	1,451,266
	300,000	Meritage Homes Corp., 6.00%, due 6/1/25	307,500
	210,000	PulteGroup, Inc., 4.25%, due 3/1/21	215,119
	305,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 3/1/24	311,100	(e)
		Toll Brothers Finance Corp.
	260,000	4.00%, due 12/31/18	267,800
	290,000	4.38%, due 4/15/23	290,725
			5,603,785
Building Materials 1.7%
	250,000	Allegion PLC, 5.88%, due 9/15/23	266,250
		HD Supply, Inc.
	1,325,000	5.25%, due 12/15/21	1,394,562	(e)
	435,000	5.75%, due 4/15/24	456,750	(e)
		USG Corp.
	1,990,000	8.25%, due 1/15/18	2,104,425	(h)
	320,000	5.50%, due 3/1/25	335,200	(e)
			4,557,187
Cable & Satellite Television 11.3%
		Altice Luxembourg SA
	1,585,000	7.75%, due 5/15/22	1,682,081	(e)
	850,000	7.63%, due 2/15/25	898,866	(e)
	700,000	Altice US Finance I Corp., 5.50%, due 5/15/26	717,500	(e)
		CCO Holdings LLC/CCO Holdings Capital Corp.
	500,000	6.63%, due 1/31/22	517,500
	340,000	5.25%, due 9/30/22	351,975
	215,000	5.13%, due 5/1/23	223,063	(e)
	590,000	5.38%, due 5/1/25	614,338	(e)
	665,000	5.75%, due 2/15/26	704,693	(e)
	2,845,000	5.88%, due 5/1/27	3,018,374	(e)
		Cequel Communications Holdings I LLC/Cequel Capital Corp.
	1,202,000	6.38%, due 9/15/20	1,235,055	(e)
	1,614,000	5.13%, due 12/15/21	1,636,192	(e)
	200,000	7.75%, due 7/15/25	221,250	(e)
		CSC Holdings LLC
	2,425,000	10.88%, due 10/15/25	2,885,750	(e)
	385,000	5.50%, due 4/15/27	390,294	(e)
	845,000	CSC Holdings, Inc., 7.63%, due 7/15/18	906,262
		DISH DBS Corp.
	1,145,000	6.75%, due 6/1/21	1,230,875
	1,770,000	5.88%, due 11/15/24	1,789,912
	440,000	7.75%, due 7/1/26	491,564
		Numericable-SFR SA
	2,410,000	6.00%, due 5/15/22	2,479,287	(e)
	510,000	6.25%, due 5/15/24	513,188	(e)
	2,470,000	7.38%, due 5/1/26	2,534,837	(e)
	355,000	UPCB Finance IV Ltd., 5.38%, due 1/15/25	360,325	(e)
	1,045,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,060,675	(e)
	1,560,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, due 7/15/19	1,644,833
	1,425,000	Ziggo Secured Finance B.V., 5.50%, due 1/15/27	1,416,094	(e)
			29,524,783
Chemicals 0.6%
		Momentive Performance Materials, Inc.
	$420,000	8.88%, due 10/15/20	$42	(d)(i)(j)
	420,000	3.88%, due 10/24/21	407,400
	1,100,000	NOVA Chemicals Corp., 5.00%, due 5/1/25	1,102,750	(e)
			1,510,192
Consumer - Commercial Lease Financing 4.6%
	2,275,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.75%, due 5/15/17	2,281,825
		Aircastle Ltd.
	150,000	4.63%, due 12/15/18	155,625
	705,000	6.25%, due 12/1/19	764,925
	740,000	5.13%, due 3/15/21	777,925
	340,000	5.50%, due 2/15/22	356,966
	430,000	5.00%, due 4/1/23	436,484
	155,000	Int'l Lease Finance Corp., 8.88%, due 9/1/17	161,200
		Navient Corp.
	345,000	5.50%, due 1/15/19	352,797
	3,495,000	4.88%, due 6/17/19	3,519,046	(g)
		Park Aerospace Holdings Ltd.
	1,550,000	5.25%, due 8/15/22	1,588,750	(e)(k)
	1,550,000	5.50%, due 2/15/24	1,592,625	(e)(k)
			11,988,168
Discount Stores 0.5%
	1,135,000	Dollar Tree, Inc., 5.75%, due 3/1/23	1,199,128

Electric - Generation 3.9%
		Calpine Corp.
	1,095,000	6.00%, due 1/15/22	1,142,906	(e)
	1,640,000	5.38%, due 1/15/23	1,615,400
		Dynegy, Inc.
	390,000	5.88%, due 6/1/23	354,900
	680,000	7.63%, due 11/1/24	647,700
		NRG Energy, Inc.
	1,490,000	6.25%, due 7/15/22	1,534,700
	950,000	6.63%, due 3/15/23	978,500
	1,770,000	7.25%, due 5/15/26	1,851,863	(e)
	1,960,000	6.63%, due 1/15/27	1,947,750	(e)
			10,073,719
Electric - Integrated 2.5%
	495,000	IPALCO Enterprises, Inc., 5.00%, due 5/1/18	509,850
	2,635,000	PPL Energy Supply LLC, 4.60%, due 12/15/21	2,140,937
	3,625,000	RJS Power Holdings LLC, 4.63%, due 7/15/19	3,507,187	(e)
	585,000	Talen Energy Supply LLC, 6.50%, due 6/1/25	472,388
			6,630,362
Electronics 1.8%
	1,085,000	Amkor Technology, Inc., 6.38%, due 10/1/22	1,125,687
	750,000	Flextronics Int'l Ltd., 5.00%, due 2/15/23	801,300
		Micron Technology, Inc.
	435,000	5.25%, due 8/1/23	436,087	(e)
	440,000	5.50%, due 2/1/25	442,200
	385,000	5.63%, due 1/15/26	385,578	(e)
	670,000	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	691,708	(e)
	420,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	450,450	(e)
	390,000	Zebra Technologies Corp., 7.25%, due 10/15/22	420,225
			4,753,235

Energy - Exploration & Production 10.3%
		Antero Resources Corp.
	$245,000	5.38%, due 11/1/21	$251,125
	1,160,000	5.13%, due 12/1/22	1,168,700
	548,000	Bill Barrett Corp., 7.00%, due 10/15/22	543,890
		Chesapeake Energy Corp.
	1,825,000	6.13%, due 2/15/21	1,801,622
	1,645,000	5.38%, due 6/15/21	1,575,252
	595,000	5.75%, due 3/15/23	571,200
	190,000	8.00%, due 1/15/25	195,463	(e)
	625,000	Concho Resources, Inc., 5.50%, due 4/1/23	648,437
		Continental Resources, Inc.
	520,000	4.50%, due 4/15/23	513,500
	705,000	3.80%, due 6/1/24	658,294
	145,000	4.90%, due 6/1/44	127,600
	465,000	Encana Corp., 6.50%, due 8/15/34	522,214
		EP Energy LLC/Everest Acquisition Finance, Inc.
	2,986,000	9.38%, due 5/1/20	3,038,255
	910,000	7.75%, due 9/1/22	837,200
	2,320,000	6.38%, due 6/15/23	2,024,200
	805,000	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, due 7/15/21	861,350	(e)
	1,105,000	Newfield Exploration Co., 5.38%, due 1/1/26	1,146,437
	1,110,000	Oasis Petroleum, Inc., 6.88%, due 3/15/22	1,137,750
		Range Resources Corp.
	925,000	5.00%, due 8/15/22	930,550	(e)
	2,340,000	5.00%, due 3/15/23	2,334,150	(e)
	500,000	4.88%, due 5/15/25	486,600
	835,000	Sanchez Energy Corp., 6.13%, due 1/15/23	801,600
		SM Energy Co.
	320,000	6.13%, due 11/15/22	330,400
	430,000	5.00%, due 1/15/24	409,575
		Whiting Petroleum Corp.
	705,000	5.00%, due 3/15/19	717,690
	1,100,000	5.75%, due 3/15/21	1,111,000
	1,995,000	6.25%, due 4/1/23	2,014,950
			26,759,004
Food & Drug Retail 1.6%
		Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
	1,390,000	6.63%, due 6/15/24	1,448,658	(e)
	1,125,000	5.75%, due 3/15/25	1,117,968	(e)
		Rite Aid Corp.
	545,000	9.25%, due 3/15/20	563,421
	975,000	6.13%, due 4/1/23	1,015,219	(e)
			4,145,266
Food - Wholesale 1.4%
	1,565,000	NBTY, Inc., 7.63%, due 5/15/21	1,639,338	(e)
		Post Holdings, Inc.
	1,415,000	6.00%, due 12/15/22	1,485,750	(e)
	530,000	7.75%, due 3/15/24	586,646	(e)
			3,711,734
Gaming 4.5%
		Boyd Gaming Corp.
	95,000	6.88%, due 5/15/23	102,006
	520,000	6.38%, due 4/1/26	557,700	(e)
		GLP Capital L.P./GLP Financing II, Inc.
	$1,860,000	4.88%, due 11/1/20	$1,953,000	(g)
	485,000	5.38%, due 11/1/23	520,162
		Isle of Capri Casinos, Inc.
	740,000	8.88%, due 6/15/20	772,375
	1,225,000	5.88%, due 3/15/21	1,266,405
	425,000	MGM Growth Properties Operating Partnership L.P./ MGP Finance Co-Issuer, Inc., 5.63%, due 5/1/24	443,594	(e)
		MGM Resorts Int'l
	1,030,000	8.63%, due 2/1/19	1,143,300
	405,000	6.63%, due 12/15/21	451,575
		Scientific Games Int'l, Inc.
	1,220,000	6.25%, due 9/1/20	1,134,600
	945,000	6.63%, due 5/15/21	869,400
	1,935,000	10.00%, due 12/1/22	1,982,640
	635,000	Station Casinos LLC, 7.50%, due 3/1/21	660,400
			11,857,157
Gas Distribution 8.8%
	1,055,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,078,737	(e)
		Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
	605,000	6.00%, due 12/15/20	623,150
	1,280,000	6.25%, due 4/1/23	1,321,600
		DCP Midstream LLC
	270,000	5.35%, due 3/15/20	283,500	(e)
	300,000	4.75%, due 9/30/21	306,000	(e)
	390,000	6.75%, due 9/15/37	405,600	(e)
	225,000	5.85%, due 5/21/43	201,938	(a)(e)
		DCP Midstream Operating L.P.
	485,000	2.50%, due 12/1/17	483,788
	505,000	5.60%, due 4/1/44	458,919
		Duke Energy Corp.
	270,000	8.13%, due 8/16/30	311,175
	380,000	6.45%, due 11/3/36	387,600	(e)
		Energy Transfer Equity L.P.
	475,000	7.50%, due 10/15/20	530,812
	1,140,000	5.88%, due 1/15/24	1,216,950
		Ferrellgas L.P./Ferrellgas Finance Corp.
	210,000	6.50%, due 5/1/21	211,575
	1,230,000	6.75%, due 1/15/22	1,236,150
	1,240,000	6.75%, due 6/15/23	1,236,900
	645,000	ONEOK, Inc., 6.00%, due 6/15/35	649,837
	995,000	Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, due 4/15/23	1,035,238
		Rockies Express Pipeline LLC
	745,000	5.63%, due 4/15/20	789,700	(e)
	450,000	7.50%, due 7/15/38	481,500	(e)
	860,000	6.88%, due 4/15/40	881,672	(e)
	1,565,000	Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, due 11/15/23	1,547,394
		Sabine Pass Liquefaction LLC
	175,000	5.63%, due 2/1/21	189,438
	1,055,000	5.75%, due 5/15/24	1,148,631
	1,640,000	5.63%, due 3/1/25	1,781,450
	427,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.38%, due 8/1/21	444,080
		Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	750,000	4.25%, due 11/15/23	738,750
	$520,000	6.75%, due 3/15/24	$568,100
	535,000	5.13%, due 2/1/25	553,725	(e)
	445,000	5.38%, due 2/1/27	461,131	(e)
		Williams Cos., Inc.
	210,000	Ser. A, 7.50%, due 1/15/31	244,650
	740,000	5.75%, due 6/24/44	749,250
	325,000	Williams Partners LP/ACMP Finance Corp., 6.13%, due 7/15/22	335,564
			22,894,504
Health Facilities 8.6%
	1,500,000	Columbia Healthcare Corp., 7.50%, due 12/15/23	1,665,000
		Columbia/HCA Corp.
	1,500,000	7.69%, due 6/15/25	1,646,250
	2,160,000	7.05%, due 12/1/27	2,235,600
		HCA, Inc.
	400,000	5.88%, due 3/15/22	434,500
	485,000	4.75%, due 5/1/23	502,581
	275,000	5.00%, due 3/15/24	286,344
	1,000,000	5.25%, due 4/15/25	1,052,500
	275,000	5.25%, due 6/15/26	286,688
	725,000	4.50%, due 2/15/27	715,031
	3,770,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, due 5/15/19	3,609,775
	520,000	LifePoint Health, Inc., 5.88%, due 12/1/23	517,400
		MPT Operating Partnership L.P./MPT Finance Corp.
	540,000	6.38%, due 3/1/24	570,375
	1,350,000	5.50%, due 5/1/24	1,370,250
	535,000	5.25%, due 8/1/26	525,637
	1,900,000	OMEGA Healthcare Investors, Inc., 5.88%, due 3/15/24	1,957,741
	860,000	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	890,100
	777,000	Team Health, Inc., 7.25%, due 12/15/23	889,665	(e)
		Tenet Healthcare Corp.
	545,000	6.25%, due 11/1/18	572,931
	885,000	7.50%, due 1/1/22	949,162	(e)
	1,500,000	8.13%, due 4/1/22	1,515,000
	450,000	6.88%, due 11/15/31	363,938
			22,556,468
Health Services 1.0%
	565,000	DaVita HealthCare Partners, Inc., 5.13%, due 7/15/24	559,703
	545,000	DaVita, Inc., 5.75%, due 8/15/22	566,119
		Service Corp. Int'l
	115,000	4.50%, due 11/15/20	117,587
	450,000	5.38%, due 1/15/22	468,000
	740,000	5.38%, due 5/15/24	775,150
			2,486,559
Hotels 0.6%
	980,000	ESH Hospitality, Inc., 5.25%, due 5/1/25	983,430	(e)
	665,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, due 10/15/21	684,834
			1,668,264
Investments & Misc. Financial Services 0.7%
		Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
	770,000	3.50%, due 3/15/17	770,077
	1,130,000	4.88%, due 3/15/19	1,142,713
			1,912,790
Machinery 1.3%
	1,024,000	Case New Holland Industrial, Inc., 7.88%, due 12/1/17	1,075,200
	460,000	CNH Industrial Capital LLC, 4.88%, due 4/1/21	478,975

	$525,000	CNH Industrial NV, 4.50%, due 8/15/23	$525,315
	540,000	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	621,000
		Terex Corp.
	335,000	6.50%, due 4/1/20	342,906
	346,000	6.00%, due 5/15/21	356,761
			3,400,157
Managed Care 0.2%
	605,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	642,056	(e)
Media Content 4.1%
		Gannett Co., Inc.
	480,000	5.13%, due 10/15/19	492,000
	725,000	5.13%, due 7/15/20	750,375
		Gray Television, Inc.
	630,000	5.13%, due 10/15/24	618,975	(e)
	210,000	5.88%, due 7/15/26	208,688	(e)
		iHeartCommunications, Inc.
	452,000	6.88%, due 6/15/18	329,960
	365,000	9.00%, due 12/15/19	305,459
	3,052,000	11.25%, due 3/1/21	2,388,190
	555,000	7.25%, due 10/15/27	238,650
		Netflix, Inc.
	665,000	5.50%, due 2/15/22	712,381
	415,000	4.38%, due 11/15/26	407,219	(e)
	140,000	Nexstar Escrow Corp., 5.63%, due 8/1/24	139,825	(e)
		Sirius XM Radio, Inc.
	605,000	4.25%, due 5/15/20	614,075	(e)
	185,000	6.00%, due 7/15/24	196,910	(e)
	1,645,000	5.38%, due 7/15/26	1,671,731	(e)
	1,680,000	Univision Communications, Inc., 5.13%, due 5/15/23	1,668,442	(e)
			10,742,880
Medical Products 1.5%
	655,000	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, due 6/15/21	566,575	(e)
		Fresenius Medical Care US Finance II, Inc.
	240,000	6.50%, due 9/15/18	254,400	(e)
	415,000	5.63%, due 7/31/19	443,013	(e)
	1,480,000	4.13%, due 10/15/20	1,517,000	(e)
	590,000	5.88%, due 1/31/22	637,200	(e)
	475,000	4.75%, due 10/15/24	480,937	(e)
			3,899,125
Metals - Mining Excluding Steel 5.0%
	460,000	Alcoa, Inc., 5.13%, due 10/1/24	477,825
	365,000	Anglo American Capital PLC, 4.45%, due 9/27/20	377,775	(e)
		First Quantum Minerals Ltd.
	2,605,000	7.00%, due 2/15/21	2,663,612	(e)
	1,385,000	7.25%, due 5/15/22	1,416,162	(e)
	1,085,000	FMG Resources (August 2006) Pty Ltd., 9.75%, due 3/1/22	1,258,600	(e)
		Freeport-McMoRan, Inc.
	920,000	2.38%, due 3/15/18	917,240
	245,000	4.00%, due 11/14/21	238,875
	1,025,000	3.88%, due 3/15/23	945,562
	1,100,000	5.40%, due 11/14/34	960,784
		Hudbay Minerals, Inc.
	645,000	7.25%, due 1/15/23	682,088	(e)
	750,000	7.63%, due 1/15/25	802,500	(e)
		Novelis Corp.
	365,000	6.25%, due 8/15/24	385,531	(e)
	$850,000	5.88%, due 9/30/26	$865,938	(e)
		Teck Resources Ltd.
	435,000	4.75%, due 1/15/22	445,875
	645,000	6.25%, due 7/15/41	662,738
			13,101,105
Oil Field Equipment & Services 1.1%
		Precision Drilling Corp.
	714,502	6.63%, due 11/15/20	730,578
	1,040,000	6.50%, due 12/15/21	1,068,600
	1,145,000	5.25%, due 11/15/24	1,124,963
			2,924,141
Packaging 3.0%
	1,245,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, due 2/15/25	1,252,781	(e)
	610,000	Ball Corp., 4.38%, due 12/15/20	640,881
		Berry Plastics Corp.
	95,000	6.00%, due 10/15/22	100,581
	1,220,000	5.13%, due 7/15/23	1,248,304
	1,350,000	BWAY Holding Co., 9.13%, due 8/15/21	1,451,250	(e)
		Reynolds Group Issuer, Inc.
	680,000	5.75%, due 10/15/20	700,115
	495,824	6.88%, due 2/15/21	508,373
	1,095,000	5.13%, due 7/15/23	1,122,375	(e)
	635,000	Sealed Air Corp., 5.50%, due 9/15/25	669,925	(e)
			7,694,585
Personal & Household Products 1.0%
		Energizer Holdings, Inc.
	485,000	4.70%, due 5/19/21	509,865
	1,490,000	4.70%, due 5/24/22	1,537,084
	210,000	Prestige Brands, Inc., 6.38%, due 3/1/24	218,925	(e)
	370,000	Spectrum Brands, Inc., 5.75%, due 7/15/25	386,650
			2,652,524
Pharmaceuticals 4.6%
	3,165,000	Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	2,650,687	(e)
		Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
	1,230,000	6.00%, due 7/15/23	1,048,575	(e)
	410,000	6.00%, due 2/1/25	336,200	(e)
	605,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/23	641,300	(e)
	385,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	331,581	(e)
		Valeant Pharmaceuticals Int'l, Inc.
	2,670,000	5.50%, due 3/1/23	2,022,525	(e)
	5,935,000	5.88%, due 5/15/23	4,518,019	(e)
	750,000	6.13%, due 4/15/25	561,563	(e)
			12,110,450
Printing & Publishing 2.3%
		R.R. Donnelley & Sons Co.
	2,220,000	7.63%, due 6/15/20	2,353,200
	1,445,000	7.88%, due 3/15/21	1,549,762
	55,000	7.00%, due 2/15/22	54,588
	1,005,000	6.50%, due 11/15/23	982,548
	1,160,000	6.00%, due 4/1/24	1,102,000
			6,042,098
Recreation & Travel 1.3%
	535,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 3/15/21	551,277
		NCL Corp. Ltd.
	$555,000	4.63%, due 11/15/20	$567,488	(e)
	1,100,000	4.75%, due 12/15/21	1,108,250	(e)
	550,000	Royal Caribbean Cruises Ltd., 5.25%, due 11/15/22	594,000
	600,000	Six Flags Entertainment Corp., 5.25%, due 1/15/21	616,500	(e)
			3,437,515
Restaurants 0.4%
	500,000	1011778 BC ULC/New Red Finance, Inc., 4.63%, due 1/15/22	513,125	(e)
	605,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	612,054	(e)
			1,125,179
Software - Services 4.1%
		First Data Corp.
	1,005,000	7.00%, due 12/1/23	1,065,300	(e)
	800,000	5.00%, due 1/15/24	808,000	(e)
	1,137,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/ 7.88% PIK, due 5/1/21	1,168,267	(e)(f)
		MSCI, Inc.
	815,000	5.25%, due 11/15/24	844,748	(e)
	1,065,000	5.75%, due 8/15/25	1,128,240	(e)
		Nuance Communications, Inc.
	459,000	5.38%, due 8/15/20	470,475	(e)
	1,045,000	6.00%, due 7/1/24	1,068,513	(e)
	1,010,000	Open Text Corp., 5.88%, due 6/1/26	1,057,975	(e)
	1,265,000	Rackspace Hosting, Inc., 8.63%, due 11/15/24	1,312,437	(e)
	1,504,000	Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	1,447,600	(e)
	261,000	Syniverse Holdings, Inc., 9.13%, due 1/15/19	237,510
			10,609,065
Specialty Retail 1.7%
	670,000	Hanesbrands, Inc., 4.88%, due 5/15/26	659,950	(e)
	885,000	L Brands, Inc., 5.63%, due 10/15/23	920,400
	585,000	Liberty Media Corp., 8.50%, due 7/15/29	649,350
	190,000	Penske Automotive Group, Inc., 5.38%, due 12/1/24	190,950
	735,000	PetSmart, Inc., 7.13%, due 3/15/23	722,138	(e)
		QVC, Inc.
	595,000	5.13%, due 7/2/22	620,822
	825,000	5.45%, due 8/15/34	753,529
			4,517,139
Steel Producers - Products 1.4%
	3,170,000	ArcelorMittal, 8.00%, due 10/15/39	3,526,625
Support - Services 4.1%
	2,165,000	Acosta, Inc., 7.75%, due 10/1/22	1,899,787	(e)
	770,000	ADT Corp., 4.88%, due 7/15/32	619,850	(e)
	1,275,000	AECOM, 5.88%, due 10/15/24	1,373,813
	1,400,000	Aramark Services, Inc., 5.13%, due 1/15/24	1,463,000	(e)
	395,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, due 4/1/23	383,150
	1,180,000	Hertz Corp., 5.50%, due 10/15/24	991,200	(e)
	1,758,000	IHS Markit Ltd., 5.00%, due 11/1/22	1,821,727	(e)
		Iron Mountain, Inc.
	820,000	6.00%, due 8/15/23	869,200
	831,000	5.75%, due 8/15/24	843,465
	350,000	United Rental N.A., Inc., 5.75%, due 11/15/24	369,688
			10,634,880
Technology Hardware & Equipment 2.8%
	735,000	CommScope Technologies Finance LLC, 6.00%, due 6/15/25	783,234	(e)
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	$540,000	5.88%, due 6/15/21	$569,602	(e)
	615,000	6.02%, due 6/15/26	663,961	(e)
	895,000	EMC Corp., 1.88%, due 6/1/18	890,410
	455,000	Riverbed Technology, Inc., 8.88%, due 3/1/23	483,437	(e)
	3,390,000	Western Digital Corp., 10.50%, due 4/1/24	3,995,962	(e)
			7,386,606
Telecom - Satellite 0.6%
	519,000	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	557,925
		Intelsat Luxembourg SA
	1,470,000	7.75%, due 6/1/21	510,825
	1,340,000	8.13%, due 6/1/23	445,550
			1,514,300
Telecom - Wireless 7.5%
		Sprint Corp.
	485,000	7.25%, due 9/15/21	518,950
	3,365,000	7.88%, due 9/15/23	3,678,281
	3,335,000	7.13%, due 6/15/24	3,518,425
		Sprint Nextel Corp.
	570,000	9.00%, due 11/15/18	624,150	(e)
	3,265,000	6.00%, due 11/15/22	3,322,137
		T-Mobile USA, Inc.
	970,000	6.54%, due 4/28/20	997,888
	360,000	6.63%, due 11/15/20	369,000
	795,000	6.63%, due 4/28/21	828,788
	425,000	6.13%, due 1/15/22	449,438
	605,000	6.73%, due 4/28/22	629,200
	1,585,000	6.00%, due 3/1/23	1,676,137
		Wind Acquisition Finance SA
	1,895,000	4.75%, due 7/15/20	1,928,162	(e)
	875,000	7.38%, due 4/23/21	909,913	(e)
			19,450,469
Telecom - Wireline Integrated & Services 6.9%
	475,000	CenturyLink, Inc., Ser. W, 6.75%, due 12/1/23	488,656
	3,079,000	Citizens Communications Co., 9.00%, due 8/15/31	2,654,683
	1,685,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, due 10/15/23	1,828,225
	2,880,000	Embarq Corp., 8.00%, due 6/1/36	2,800,800
	515,000	Equinix, Inc., 5.88%, due 1/15/26	546,466
		Frontier Communications Corp.
	350,000	8.50%, due 4/15/20	372,960
	265,000	6.25%, due 9/15/21	247,775
	235,000	10.50%, due 9/15/22	245,722
	270,000	7.13%, due 1/15/23	241,650
	610,000	7.63%, due 4/15/24	538,325
	2,515,000	11.00%, due 9/15/25	2,543,294
		Level 3 Financing, Inc.
	1,515,000	5.38%, due 8/15/22	1,564,237
	350,000	5.13%, due 5/1/23	352,625
	430,000	5.38%, due 1/15/24	435,513
	1,080,000	Telecom Italia Capital SA, 6.00%, due 9/30/34	1,063,800
	1,341,000	U.S. West Communications Group, 6.88%, due 9/15/33	1,301,907
	415,000	Windstream Corp., 7.50%, due 6/1/22	401,513
	265,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, due 1/15/27	270,963	(e)
			17,899,114
Theaters & Entertainment 0.6%
	$575,000	AMC Entertainment Holdings, Inc., 5.75%, due 6/15/25	$593,688
	1,047,000	Regal Entertainment Group, 5.75%, due 3/15/22	1,088,880
			1,682,568
		Total Corporate Bonds (Cost $330,569,874)	339,848,020
NUMBER OF SHARES

Short-Term Investment 4.9%

Investment Company 4.9%
	12,838,785	State Street Institutional U.S. Government Money Market Fund Premier Class,0.47% (Cost $12,838,785)	12,838,785	(g)(l)

		Total Investments 146.5% (Cost $372,927,740)	382,436,841	##

		Other Assets Less Liabilities (33.1)%	(86,398,515)	(m)

		Liquidation Value of Mandatory Redeemable Preferred Shares (13.4)%	(35,000,000)

		Net Assets Applicable to Common Shareholders 100.0%	$261,038,326

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of January 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Illiquid security.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to $140,385,897 or 53.8% of net assets applicable to common stockholders for the Fund. Securities denoted with (e) but without (d) have been deemed by the investment manager to be liquid.

(f)	Payment-in-kind (PIK) security.
(g)
All or a portion of this security is segregated in connection with obligations for when-issued securities and/or swap contracts and/or delayed delivery securities with a total value of approximately $20,607,357.

(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2017.

(i)	Defaulted security.
(j)
Security fair valued as of January 31, 2017 in accordance with procedures approved by the Board of Directors (the “Board”). Total value of all such securities at January 31, 2017, amounted to $42, which represents 0.0% of net assets applicable to common stockholders of the Fund.

(k)	When-issued security. Total value of all such securities at January 31, 2017, amounted to $3,181,375, which represents 1.2% of net assets applicable to common stockholders of the Fund.
(l)	Represents 7-day effective yield as of January 31, 2017.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At January 31, 2017, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed-rate	Termination Date	Total Fair Value(a)
CME Group, Inc.	$ 25,000,000	Receive	3-month LIBOR	1.371%	5/14/2018	$(43,713)
CME Group, Inc.	$ 20,000,000	Receive	3-month LIBOR	1.292%	4/17/2019	40,824
CME Group, Inc.	$ 25,000,000	Receive	3-month LIBOR	1.138%	6/17/2021	806,876
CME Group, Inc.	$ 20,000,000	Receive	3-month LIBOR	0.994%	6/29/2021	779,363
Total						$1,583,350

(a)					Total Fair Value reflects the appreciation/(depreciation) of the interest rate swaps plus accrued interest as of January 31, 2017.

At January 31, 2017, the Fund had $796,930 deposited in a segregated account to cover margin requirements for interest rate swaps.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Health Care	$—	$1,990,027	$400,073	$2,390,100
Leisure Goods – Activities - Movies	—	—	469,392	469,392
Other Loan Assignments(a)	—	26,890,544	—	26,890,544
Total Loan Assignments	—	28,880,571	869,465	29,750,036
Corporate Bonds
Chemicals	—	1,510,150	42	1,150,192
Other Corporate Bonds(a)	—	338,337,828	—	338,337,828
Total Corporate Bonds	—	339,847,978	42	339,848,020
Short-Term Investment	—	12,838,785	—	12,838,785
Total Investments	$—	$381,567,334	$869,507	$382,436,841

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Loan Assignments(a)
Heath Care	$—	$(8)	$(1)	$(2,008)	$402,710	$(620)	$—	$—	$400,073	$(2,008)
Leisure Goods – Activities – Movies	—	181	692	3,163	—	(52,852)	518,208	—	469,392	3,163
Radio & Television	308,427	—	—	—	—	—	—	(308,427)	—	—
Corporate Bonds(b)
Chemicals	—	—	—	—	—	—	42	—	42	—
Total	$308,427	$173	$691	$1,155	$402,710	$(53,472)	$518,250	$(308,427)	$869,507	$1,155

(a)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose the inputs used in formulating such quotation.

(b)	Securities categorized as Level 3 are valued based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, $308,427 was transferred from Level 3 to Level 2. Also, $518,250 was transferred from Level 2 to Level 3. Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3), a single broker quote (Level 3), or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2017, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swap contracts
Assets	$—	$1,627,063	$—	$1,627,063
Liabilities	—	(43,713)	—	(43,713)
Total	$—	$1,583,350	$—	$1,583,350

January 31, 2017

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

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At January 31, 2017, the cost of investments for U.S. federal income tax basis was $373,005,007. Gross unrealized appreciation of investments was $16,377,646 and gross unrealized depreciation of investments was $6,945,812 resulting in net unrealized appreciation of $9,431,834 based on cost for U.S. federal income tax purposes.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President
Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President
Date:	March 31, 2017

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer
Date:	March 31, 2017